Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	$ 5,069,667	$ 8,364,371
Financial sector	17,701,105	3,975,473
Non-financial private sector and foreign residents	2,783,914,063	2,524,054,898
Total	2,806,684,835	2,536,394,742
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	108	336
Non-financial private sector and foreign residents	15,730,157	10,835,887
Total	15,730,265	10,836,223
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	3,150,956	4,217,929
Financial sector	7,775,676	152,957
Non-financial private sector and foreign residents	989,258,431	817,855,731
Total	1,000,185,063	822,226,617
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	1,417,310	1,789,856
Financial sector	373,548	206,005
Non-financial private sector and foreign residents	375,375,501	226,594,227
Total	377,166,359	228,590,088
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	109,219	323,992
Financial sector	2,612,404	1,739,788
Non-financial private sector and foreign residents	352,509,913	275,400,478
Total	355,231,536	277,464,258
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	182,011	582,295
Financial sector	3,920,838	633,749
Non-financial private sector and foreign residents	388,068,737	348,304,536
Total	392,171,586	349,520,580
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector	210,063	911,524
Financial sector	2,168,224	952,101
Non-financial private sector and foreign residents	327,216,008	372,982,040
Total	329,594,295	374,845,665
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non-financial government sector		538,439
Financial sector	850,415	290,873
Non-financial private sector and foreign residents	335,755,316	472,081,999
Total	$ 336,605,731	$ 472,911,311